IMPAIRMENT TESTING - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) valuation cashGeneratingUnit	Dec. 31, 2024 USD ($) valuation	Dec. 31, 2023 USD ($) valuation
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Number of cash generating units | cashGeneratingUnit	2
Number of internationally acknowledged shipbrokers providing valuations for impairment testing | valuation	2	2	2
Valuation percentage above carrying value	0.128	0.260
Amount by which fair value less costs of disposal exceeded the carrying amount	$ 20.4	$ 28.6	$ 9.8
Tanker Fleet
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss recognised in profit or loss	$ 0.0	$ 0.0	0.0
Recoverable amount			3,495.0
Amount by which fair value less costs of disposal exceeded the carrying amount			$ 952.1